Leases (Tables)	12 Months Ended
Jul. 02, 2011
Leases [Abstract]
Aggregate minimum lease payments for non-capitalized long-term leases for the next five years and thereafter table

Amount
(In thousands)
2012	$50,962
2013	39,239
2014	30,531
2015	24,814
2016	18,665
Thereafter	57,426